Employee Benefit Plans - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Person shares	Dec. 31, 2014 USD ($) Person	Dec. 31, 2013 USD ($) Person	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits Disclosure [Line Items]
Employee Stock Ownership Plan Shares held | shares	25,200,000
Postemployment benefits liability	$ 22.6	$ 22.5
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Aggregate fair value of the restricted equity awards that vested during the period	$ 105.4	109.6	$ 98.3
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	11 months
Total pretax intrinsic value of options exercised and restricted stock vested	$ 2.2	$ 2.2	$ 2.3
ARX employee [Member] | Employee Stock Option
Employee Benefits Disclosure [Line Items]
Allocated Share-based Compensation Expense	1.7
Allocated Share-based Compensation Expense, Net of Tax	$ 1.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	(1,005)
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan | shares	11,100,000
2010 Equity Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized | shares	18,000,000.0
2003 Directors Equity Incentive Plan | Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized | shares	1,400,000
Performance Based Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Number of employees, approximately | Person	45	45	45
Performance Based Restricted Equity Awards | Insurance Operating Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		0.00%	0.00%	0.00%	0.00%
Performance Based Restricted Equity Awards | Insurance Operating Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		250.00%	200.00%	200.00%	200.00%
Performance Based Restricted Equity Awards | Investment Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		0.00%	0.00%	0.00%	0.00%
Performance Based Restricted Equity Awards | Investment Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount		200.00%	200.00%	200.00%	200.00%
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Number of employees, approximately | Person	100
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Matching contributions	$ 78.4	$ 74.8	$ 69.9
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan	6.00%